Sales and Marketing Expenses	6 Months Ended
Jun. 30, 2026
Sales and Marketing Expenses [Abstract]
SALES AND MARKETING EXPENSES

NOTE 7 - SALES AND MARKETING EXPENSES

Composition:

	Six months ended June 30,	Six months ended June 30,
	2026	2025

Payroll and related benefits (including share-based compensation)	1,599	1,212
Consultants and professional services	240	514
Travel	163	146
Conferences	223	109
Sales commissions	18	15
Advertising and promotion	92	7
Others	183	143
	2,518	2,146